Restricted Net Assets	12 Months Ended
Dec. 31, 2023
Restricted Net Assets
Restricted Net Assets
19.	Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries, the VIE and subsidiaries of the VIE. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s mainland China subsidiaries, the VIE and subsidiaries of the VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries, the VIE and subsidiaries of the VIE.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s mainland China subsidiaries, a foreign-invested enterprise established in mainland China is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve fund until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The wholly foreign-owned subsidiaries in the mainland China are treated as foreign-invested enterprises and, therefore, are subject to the above mandated restrictions on distributable profits.

19.	Restricted Net Assets (Continued)

Foreign exchange and other regulations in mainland China may further restrict the Company’s VIE from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s mainland China subsidiaries and the equity of the VIE, as determined pursuant to PRC generally accepted accounting principles. As of December 31, 2023, restricted net assets of the Company’s mainland China subsidiaries, the VIE and subsidiaries of the VIE were RMB80,755,482 (US$11,374,172).